Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income
Loans, including fees	$ 44,784	$ 40,032	$ 38,776
Taxable securities	3,232	3,443	3,763
Tax-exempt securities	2,583	2,356	2,211
Federal funds sold and other	102	139	131
Total interest and dividend income	50,701	45,970	44,881
Interest expense
Deposits	2,087	2,292	2,788
Federal Home Loan Bank advances	442	1,015	1,358
Subordinated debentures	760	777	740
Securities sold under agreements to repurchase	20	20	21
Total interest expense	3,309	4,104	4,907
Net interest income	47,392	41,866	39,974
Provision for loan losses	1,200	1,500	1,100
Net interest income after provision for loan losses	46,192	40,366	38,874
Noninterest income
Service charges	4,708	4,257	4,457
Net gain (loss) on sale of securities	(18)	113	204
Net gain on sale of loans	1,106	659	753
ATM fees	1,986	1,850	1,740
Trust fees	2,823	3,130	2,627
Bank owned life insurance	467	492	555
Tax refund processing fees	2,000	2,324	430
Computer center item processing fees	267	260	248
Net gain on sale of other real estate owned	199	44	120
Other	740	745	928
Total noninterest income	14,278	13,874	12,062
Noninterest expense
Salaries, wages and benefits	23,630	22,293	24,758
Net occupancy expense	2,416	2,256	2,209
Equipment expense	1,503	1,421	1,273
Contracted data processing	1,821	1,560	1,327
FDIC Assessment	864	905	1,008
State franchise tax	847	888	1,130
Professional services	2,461	1,855	1,677
Amortization of intangible assets	711	769	846
ATM expense	674	806	650
Marketing expense	1,039	1,604	1,055
Repossession expense	508	673	964
Other operating expenses	6,470	6,520	6,487
Total noninterest expense	42,944	41,550	43,384
Income before income taxes	17,526	12,690	7,552
Income taxes	4,781	3,162	1,373
Net income	12,745	9,528	6,179
Preferred stock dividends	1,577	1,873	1,159
Net income available to common shareholders	$ 11,168	$ 7,655	$ 5,020
Earnings per common share, basic	$ 1.43	$ 0.99	$ 0.65
Earnings per common share, diluted	$ 1.17	$ 0.85	$ 0.64